Payroll expenses (Detail) - Payroll expenses [domain member] € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Payroll expenses [line items]
Short-term employee benefits	€ (60,195)	€ (50,714)	€ (48,372)
Social security expenses	(11,200)	(10,136)	(9,076)
Expenses defined contribution plans	(926)	(388)	(758)
Other employee expenses	(9,572)	(8,631)	(7,117)
Total	€ (81,893)	€ (69,869)	€ (65,323)
Total registered employees at the end of the period	1,862	1,432	1,304